TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES	Income tax expense for the years ended December 31, 2021 and 2020 are as follows:
	December 31,
	2021	2020

Current income tax	$-	$-
Deferred taxed	$18	$(13)
	$18	$(13)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Year Ended December 31,
	2021	2020

Deferred tax assets:
Net operation loss carryforward	$186	$345

Net deferred tax asset before valuation allowance	186	345
Valuation allowance	(186)	(345)

Net deferred tax asset	$-	$-

	Year Ended December 31,
	2021	2020

Deferred tax liability:
Customer relations intangible assets	$71	$86

Net deferred tax liability	$71	$86

SCHEDULE OF COMPONENTS OF LOSS BEFORE TAXES ON INCOME	G. The components of profit and loss before taxes on income are as follows:
	Year ended December 31,
	2021	2020

Foreign	$20	$652
Domestic	101	107

Loss before taxes on income	$121	$759